Impaired Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded Balance, Total	$ 2,743,210	$ 2,869,063
Unpaid Principal Balance, Total	2,743,210	2,869,063
Specific Allowance, Total	879,141	690,329
Average Impairment in Impaired Loans, Total	2,848,158	3,038,339
Interest Income Recognized, Total	186,062	163,390
Interest Income Recognized Cash Basis, Total	182,178	185,279
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	339,513	235,856
Loans without a specific valuation allowance, Unpaid Principal Balance	339,513	235,856
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	343,593	249,103
Loans without a specific valuation allowance, Interest Income Recognized	17,163	10,446
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	16,909	11,162
Loans with a specific valuation allowance, Recorded Balance		316,065
Loans with a specific valuation allowance, Unpaid Principal Balance		316,065
Loans with a specific valuation allowance, Specific Allowance		36,300
Loans with a specific valuation allowance, Average Impairment in Impaired Loans		368,040
Loans with a specific valuation allowance, Interest Income Recognized		25,241
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis		18,341
Recorded Balance, Total	339,513	551,921
Unpaid Principal Balance, Total	339,513	551,921
Specific Allowance, Total		36,300
Average Impairment in Impaired Loans, Total	343,593	617,143
Interest Income Recognized, Total	17,163	35,687
Interest Income Recognized Cash Basis, Total	16,909	29,503
Mortgage loans on real estate | Commercial
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	201,135	69,249
Loans without a specific valuation allowance, Unpaid Principal Balance	201,135	69,249
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	205,756	71,972
Loans without a specific valuation allowance, Interest Income Recognized	27,727	457
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	16,136	254
Loans with a specific valuation allowance, Recorded Balance	1,402,821	1,658,157
Loans with a specific valuation allowance, Unpaid Principal Balance	1,402,821	1,658,157
Loans with a specific valuation allowance, Specific Allowance	262,177	357,880
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	1,443,005	1,726,905
Loans with a specific valuation allowance, Interest Income Recognized	91,130	88,084
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	91,075	117,289
Recorded Balance, Total	1,603,956	1,727,406
Unpaid Principal Balance, Total	1,603,956	1,727,406
Specific Allowance, Total	262,177	357,880
Average Impairment in Impaired Loans, Total	1,648,761	1,798,877
Interest Income Recognized, Total	118,857	88,541
Interest Income Recognized Cash Basis, Total	107,211	117,543
Mortgage loans on real estate | Home equity
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	56,677	29,353
Loans without a specific valuation allowance, Unpaid Principal Balance	56,677	29,353
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	57,934	21,954
Loans without a specific valuation allowance, Interest Income Recognized	4,087	1,933
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	4,162	1,605
Recorded Balance, Total	56,677	29,353
Unpaid Principal Balance, Total	56,677	29,353
Average Impairment in Impaired Loans, Total	57,934	21,954
Interest Income Recognized, Total	4,087	1,933
Interest Income Recognized Cash Basis, Total	4,162	1,605
Commercial business
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Specific Allowance
Loans with a specific valuation allowance, Recorded Balance	728,672	552,814
Loans with a specific valuation allowance, Unpaid Principal Balance	728,672	552,814
Loans with a specific valuation allowance, Specific Allowance	610,779	296,149
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	780,979	592,796
Loans with a specific valuation allowance, Interest Income Recognized	44,887	37,192
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	52,898	36,628
Recorded Balance, Total	728,672	552,814
Unpaid Principal Balance, Total	728,672	552,814
Specific Allowance, Total	610,779	296,149
Average Impairment in Impaired Loans, Total	780,979	592,796
Interest Income Recognized, Total	44,887	37,192
Interest Income Recognized Cash Basis, Total	52,898	36,628
Consumer loan
Financing Receivable, Impaired [Line Items]
Loans without a specific valuation allowance, Recorded Balance	8,207
Loans without a specific valuation allowance, Unpaid Principal Balance	8,207
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	9,795
Loans without a specific valuation allowance, Interest Income Recognized	495
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	422
Loans with a specific valuation allowance, Recorded Balance	6,185	7,569
Loans with a specific valuation allowance, Unpaid Principal Balance	6,185	7,569
Loans with a specific valuation allowance, Specific Allowance	6,185
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	7,096	7,569
Loans with a specific valuation allowance, Interest Income Recognized	573	37
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	576
Recorded Balance, Total	14,392	7,569
Unpaid Principal Balance, Total	14,392	7,569
Specific Allowance, Total	6,185
Average Impairment in Impaired Loans, Total	16,891	7,569
Interest Income Recognized, Total	1,068	37
Interest Income Recognized Cash Basis, Total	$ 998